Fair values - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets at fair value:
Derivatives (Note 13)	€ 448	€ 376
Liabilities at fair value:
Derivatives (Note 13)	€ 263	€ 66